SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Advertising Costs and Operating Leases (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Advertising costs	$ 0.1	$ 0.1	$ 0.1
Maximum
Initial operating lease terms	5 years